Responsibilities and Commitments - Additional Information (Detail) - BRL (R$)	6 Months Ended
	Jun. 30, 2022	Aug. 02, 2021
Commitments and Contingencies Disclosure [Abstract]
Number of lease facilities		2
Percentage of federal and state net tax benefits for payment upon agreement	75.00%